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Scudder Pathway Series

Pathway Conservative Portfolio

Pathway Moderate Portfolio

Pathway Growth Portfolio

Classes A, B and C

Semiannual Report

February 28, 2003

Contents

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

<Click Here> Portfolio Highlights

<Click Here> Performance Summaries

<Click Here> Portfolio Summaries

<Click Here> Investment Portfolios

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products and Services

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Pathway Series	Nasdaq Symbol	CUSIP Number
Conservative Portfolio - Class A	SUCAX	811189-877
Conservative Portfolio - Class B	SUCBX	811189-869
Conservative Portfolio - Class C	SUCCX	811189-851
Moderate Portfolio - Class A	SPDAX	811189-844
Moderate Portfolio - Class B	SPDBX	811189-836
Moderate Portfolio - Class C	SPDCX	811189-828
Growth Portfolio - Class A	SUPAX	811189-810
Growth Portfolio - Class B	SUPBX	811189-794
Growth Portfolio - Class C	SUPCX	811189-786

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Economic Overview

Dear Shareholder:

The economic recovery we have been experiencing has lost some of its momentum.

To understand why, it helps to understand how we got here. Think back to the boom of the late 1990s. Companies invested large sums of money in equipment to produce goods, and they hired more and more employees at higher salaries. Individuals bought goods and services at a robust pace. And stock prices skyrocketed.

Then the "technology bubble" - the fervor for technology stocks - burst, and stock prices tumbled. Companies slashed capital investment (in equipment, new factories, etc.) and cut jobs. This caused the economy to slow down.

The government stepped in quickly with lower interest rates and tax cuts. This made it easier for consumers to keep spending money. And when consumers spent money, businesses were able to continue manufacturing more goods - and maintain profits.

Today, we see signs that the economy continues recovering - but it is doing so slowly. Businesses and consumers are intent on repairing their balance sheets and budgets after the last boom, so are spending money more cautiously than they have in the past. Plus, two new concerns are making it difficult for the economy to recover wholeheartedly.

First, we are dealing with considerable geopolitical uncertainty. Companies, as well as individuals, fear terrorism, war in the Middle East and tensions with North Korea. As a result, they're more cautious in their spending.

Second, high oil prices are slowing down economic growth. The economy is sensitive to oil prices because oil is the country's dominant fuel source. When the market is tight - as it is now, with prices above $30 a barrel as of press time - this presents a heavy burden on corporate profitability and economic growth. That's because companies who need oil for production are forced to pay more for the product, and in turn are forced to raise prices for their goods. This could limit consumer spending.

Economic Guideposts Data as of 2/28/03
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	US Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in US consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Source: Deutsche Investment Management Americas Inc.

As a result, the near-term outlook for the economy depends on how the geopolitical situation plays out. If energy prices drop, and adverse shocks are avoided - i.e., if there is no prolonged or spreading war, and no major terrorist strikes - we expect the recovery to gradually gather momentum later in the year.

Note that even if the geopolitical concerns are resolved, the government will still need to keep its current policies (such as low interest rates and tax cuts) in place to keep the economy on track. We expect this to occur.

Deutsche Investment Management Americas Inc.

The sources, opinions and forecasts expressed are those of the economic advisors of Deutsche Investment Management Americas Inc. as of March 15, 2003, and may not actually come to pass.

Portfolio Management Review

In the following interview, Co-Managers Robert Wang and Inna Okounkova, and Investment Strategist Arnim Holzer discuss the recent market environment and the investment strategy of the Pathway Series during the six-month period ended February 28, 2003.

Q: Will you describe the main political and economic catalysts that affected markets in the United States and around the world these past six months?

A: In October and November, there seemed to be signs that the economy was finally gaining some traction. Not wanting to miss the equity train as it was leaving the station, investors quickly became risk lovers and jumped back into the stock markets. Unfortunately, as we moved into December, the reality of the slow pace of economic recovery set in and the Iraq crisis weighed heavily on people's minds. In addition to concerns over Iraq, a number of negative factors came into play:

• North Korea restarted its nuclear weapons program in a bid to force Washington to the negotiating table.

• Oil prices rose significantly due to geopolitical concerns and tight supply conditions.

• The US dollar weakened against major currencies, with the British pound being the exception.

• Corporate malfeasance reared its ugly head again as Dutch retailer Royal Ahold announced it had overstated profits.

• In December and January, the employment picture began deteriorating, raising concerns about consumer behavior going forward.

• It became clear that budget deficits were going to be the norm for the next several years.

Q: How did these events affect the stock markets around the world?

A: In the United States, as quickly as investors boarded the train at the beginning of the fourth quarter, they began jumping off in December. With the prospect of war looming ever larger, the equity markets continued to sell off through January and February. The S&P 500 index, which peaked at about 930 in December, plummeted to 841 by the end of February.

The European markets fared even worse for the six-month period. They were down nearly 24%, but thanks to a strong rally by the euro, this translated to a dollar-value decline of roughly 15%. The story in Japan was similar, where the return in dollar terms was down 15%. So, this was a very difficult period for equities despite what we would consider fair and, in some cases, attractive valuations.

Q: How did the bond market perform over the six-month period?

A: The bond market, in contrast to equities, rallied with the diminished expectations of economic performance. There was strong performance in Treasuries over this period. The 10-year US Treasury bond started the period with a 4.23% interest rate and ended with a yield of 3.65%. In addition, there was a significant move in corporate bond spreads, which closed in quite a bit on their Treasury counterparts. The Merrill Lynch Corporate Master Index went from a spread of 219 basis points over Treasuries to 160 basis points, so despite the risk-aversion and flight to quality that dominated the end of the period, the rally in the bond market also helped corporate bonds.

Q: With all this unnerving political and economic news, is there a silver lining for equity investors?

A: We see a number of trends that look hopeful:

• During the past year, companies have been running their businesses to improve cash flow. This is beginning to pay off and should allow discretionary business spending to improve.

• Domestic demand remains firm in Asia, and this should serve as a major prop for the world's economic recovery.

• Despite all the hard knocks to the world economy, the financial system has survived largely intact, and the remainder of 2003 should see further progress in this area.

Q: What changes have you made to the portfolio's composition?

A: We added 11 new underlying funds to the range of investments the portfolios can use:

• Scudder Fixed Income Fund

• Scudder Short Duration Fund*

* Scudder Short-Term Fixed Income Fund was renamed Scudder Short Duration Fund on February 28, 2003.

• Scudder High Income Plus Fund

• Scudder Equity 500 Index Fund

• Scudder Contrarian Fund

• Scudder-Dreman High Return Equity Fund

• Scudder Small Cap Fund

• Scudder-Dreman Small Cap Value Fund

• Scudder International Select Equity Fund

• Scudder International Equity Fund

• Scudder Money Market Series

We added these new products to help accomplish the following objectives:

• To seek to achieve better and more consistent performance on an absolute and risk-adjusted basis.

• To seek to diversify risk by introducing additional active strategies within existing categories.

In other words, we expect that these new products will give us more flexibility in managing the portfolios and will better enable us to take advantage of Deutsche Asset Management's broad investment capabilities.

Q: Will you describe key strategies you implemented within the portfolios during the six-month period?

• To further diversify the portfolios, we began allocating assets into several of the new fund offerings, including Scudder Contrarian Fund and Scudder-Dreman High Return Equity Fund. We did this to infuse additional investment strategies within the large-cap asset category. Plus, both of these funds have strong track records and managers who are well-respected in the industry. Scudder-Dreman High Return Equity Fund's lead portfolio manager, David Dreman, is a pioneer in value investing and has more than 35 years of investment experience. At the same time we reduced the portfolios' weighting in actively managed large-cap stock funds that had been underperforming.

• Even though we have a small-cap value fund presence, the Moderate Portfolio and Growth Portfolio, we began to buy Scudder-Dreman Small Cap Value Fund in order to leverage its management team's wealth of investment experience. And because the funds are managed by two different teams, allocation to both funds would help mitigate active risk.

• Within the fixed-income portion of the portfolios, we moved assets into Scudder Fixed Income Fund from Scudder Income Fund to take advantage of Scudder Fixed Income Fund's core fixed-income strategy.

• It took several months, but the reallocation to these new funds is nearly complete, and we feel allocations are approaching optimal levels.

• We overweighted the portfolios in equities throughout the period. Although this helped performance in October and November, it hurt during the downturn that began in December and continued through the end of the period.

• In the fixed-income area, we underweighted cash and overweighted bonds. This helped throughout the period with the exception of October and November, during which bonds were negative. But the difference was relatively small because cash is returning a paltry 10 basis points a month.

• We moved most of the Conservative Portfolio and Moderate Portfolio cash to Scudder Money Market Series from Scudder Cash Investment Trust. We did this because Scudder Money Market Series is paying 35 basis points more annually. However, we are maintaining a small allocation in Scudder Cash Investment Trust because it can be used as a sweep vehicle that provides liquidity when necessary.

Composite Benchmark Summary (as of 2/28/03)
Portfolio	S&P 500 Index	MSCI EAFE Index	Russell 2000 Index*	Lehman Brothers Aggregate Bond Index	3-Month US Treasury Bills
Pathway Growth Portfolio	68%	12%	5%	15%	-
Pathway Moderate Portfolio	50%	7%	3%	35%	5%
Pathway Conservative Portfolio	37%	3%	-	50%	10%

The chart above illustrates the composition of each portfolio's unmanaged composite benchmark as of February 28, 2003. Portfolio composition is subject to change. Each index shown above is unmanaged and not available for direct investment. Each portfolio's peer group as described in the Performance Summary is a group of mutual funds with similar investing styles and/or objectives.

*The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies in the Russell 3000 lndex, which measures the performance of the 3000 largest US companies based on total market capitalization.

Q: What is your outlook for the financial markets?

A: We have positioned the portfolios for an environment of improving growth and low inflation. We forecast single-digit returns for equity markets in 2003, driven by fair valuations and modest profit growth. Although we have shifted from a period of budget surpluses to budget deficits, we believe the impact on bonds should be limited, and bonds will likely provide low single-digit returns. However, our optimism is tempered by geopolitical uncertainty, including the impending war in Iraq and its potential impact on oil prices and consumer sentiment.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Highlights

Pathway Conservative Portfolio

Pathway Conservative Portfolio seeks current income and, secondarily, long-term growth of capital by investing substantially in fixed income mutual funds, with moderate exposure to equity funds.

Performance

Pathway Conservative Portfolio had a total return of -0.82% (Class S shares) for the six-month period ended February 28, 2003. This edged out the -0.96% return of the Lipper Income Funds category1 average for the period. Detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results.Pathway Conservative Portfolio had a total return of -0.95% (Class A shares unadjusted for sales charge) for the six-month period ended February 28, 2003. This edged out the -0.96% return of the Lipper Income Funds category1 average for the period. Detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results.

1 The Lipper Income Funds category represents funds that normally seek a high level of current income by investing in income-producing stocks, bonds and money market instruments.

The fixed-income portion of the portfolio (where the weighting was 54% of portfolio assets as of February 28) provided positive absolute returns, partially offsetting the sharp decline in the stock market. Each of the five bond funds we hold - Scudder High Income Opportunity Fund, Scudder Fixed Income Fund, Scudder GNMA Fund, Scudder Short-Term Bond Fund and Scudder Income Fund - delivered gains. Compared with the 4.74% total return generated by the Lehman Brothers Aggregate Bond Index for the six-month period ended February 28, 2003, only Scudder High Income Opportunity Fund outperformed the index.

Portfolio Strategy

In the equity portion of the portfolio (where our target weighting was 41% of assets), our largest equity holding - Scudder Equity 500 Index Fund, representing 25 percent of portfolio assets - fell slightly short of its benchmark, the S&P 500 index, for the period. Unfortunately, results were not as neutral when it came to the portfolio's position in active equity funds, such as Scudder International Select Equity Fund, which experienced a significant drop in keeping with the downdraft in European equity markets. On a net basis, the equity portion of the portfolio trailed its portion of the blended benchmark.

On the plus side, we added value by sharply underweighting money market funds - which produced meager returns - in favor of bond funds, the best performing asset class.

Pathway Moderate Portfolio

Pathway Moderate Portfolio seeks a balance of growth of capital and current income by investing in a mix of money market, bond, and equity mutual funds.

Performance

Pathway Moderate Portfolio returned -3.56% for Class S shares for the six-month period ended February 28, 2003. This was a larger decline than the Lipper Balanced Funds category average2 for the period, which returned -3.49%. Detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results.Pathway Moderate Portfolio provided a total return of -3.57% (Class A shares unadjusted for sales charge) for the six-month period ended February 28, 2003. This was a larger decline than the Lipper Balanced Funds category2- average for the period, which returned -3.49%. Detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results.

2 The Lipper Balanced Funds category represents funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

The fixed-income portion of the portfolio (where our target weighting was 38% of portfolio assets as of February 28, 2003) provided positive absolute returns in a period marked by stronger bond market performance, with the exception of October and November 2002. Scudder Fixed Income Fund, Scudder Income Fund, Scudder Short-Term Bond Fund, Scudder GNMA Fund and Scudder High Income Opportunity Fund all posted gains. This boosted the portfolio's absolute performance by partially offsetting the declines in the stock market. Only Scudder High Income Opportunity Fund outperformed the 4.74% return of the Lehman Brothers Aggregate Bond Index, which is a part of the blended benchmark for the fixed income portion of the portfolio. On the plus side, we added value by sharply underweighting money market funds - which produced meager returns - in favor of bond funds, which was the best performing asset class.

Portfolio Strategy

On the equity side (where we targeted 60% of assets as of February 28), most of the large cap equity funds in the portfolio trailed the S&P 500 index return of -7.29%. For example, Scudder Equity 500 Index Fund, representing approximately one-third of the total portfolio, fell slightly short of the index. However, with steep losses in overseas markets during the period, Scudder International Equity Fund, Scudder International Select Equity Fund and Scudder International Fund suffered double-digit declines in their returns. The net impact of the underlying funds' returns was negative for relative performance.

Pathway Growth Portfolio

Pathway Growth Portfolio seeks long-term growth of capital by investing primarily in equity mutual funds. The portfolio also invests a portion of assets in fixed-income funds, which offer the potential for capital appreciation as well as income.

Performance

Pathway Growth Portfolio provided a total return of -6.70% (Class S shares) for the six-month period ended February 28, 2003. This outperformed the Lipper Multi-Cap Core Funds category3 average for the period, which fell -7.26%. The portfolio ranked in the top half of its Lipper category, with Class S shares ranking 124 out of 478 Multi-Cap Core Funds for the one-year period ending February 28, 2003.4 Detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results.Pathway Growth Portfolio provided a total return of -6.76% (Class A shares unadjusted for sales charge) for the six-month period ended February 28, 2003. This outperformed the Lipper Multi-Cap Core Funds category3 average for the period, which returned -7.26%. The portfolio ranked in the top half of its Lipper category, with Class A shares ranking 130 out of 478 Multi-Cap Core Funds for the one-year period ending February 28, 2003.4 Detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results.

3 The Lipper Multi-Cap Core Funds category represents funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period.
4 Scudder Pathway Growth Portfolio (Class A shares) ranked 130 for the 1-year period as of February 28, 2003. There were 478 funds in Lipper's Multi-Cap Core Funds category. Ranking is based on the portfolio's total return during the period cited. Performance includes reinvestment and capital gains and is no guarantee of future results.

Portfolio Strategy

Pathway Growth Portfolio generally performed better than its peers for the period because it includes a more substantial weighting in domestic fixed-income securities than is typical of mutual funds in the Multi-Cap Core mutual fund category assigned by Lipper. Bonds outperformed stocks in the six-month period ended February 28, 2003, by a wide margin.

The majority of the portfolio's negative performance occurred in its stock funds. In what can only be described as an ugly sell-off for stocks, all of the equity funds in the portfolio suffered losses during the period. The one small bit of good news was Scudder Emerging Markets Growth Fund, which significantly outperformed the MSCI EAFE Index, the benchmark for the international portion of the portfolio. However, this fund's small representation in the portfolio did little to offset the declines that characterized the other equity funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and should not be construed as a recommendation.

Performance Summaries February 28, 2003

Pathway Conservative Portfolio

Average Annual Total Returns* (Unadjusted for Sales Charge)
	6-Month	1-Year	3-Year	5-Year	Life of Class**
Class A(a)	-.95%	-6.11%	-1.88%	-.53%	2.33%
Class B(a)	-1.33%	-6.74%	-2.55%	-1.24%	1.60%
Class C(a)	-1.33%	-6.83%	-2.58%	-1.26%	1.58%
Lehman Aggregate Bond Index+	4.74%	9.91%	10.32%	7.60%	7.66%
Lehman Aggregate Bond Index (50%), S&P 500 Index (37%), MSCI EAFE Index (3%), 3-month T-Bill (10%)+	-.34%	-4.38%	-.23%	3.32%	5.89%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/03	$ 10.05	$ 10.06	$ 10.05
8/31/02	$ 10.30	$ 10.31	$ 10.30
Distribution Information: Six Months: Income Dividends	$ .15	$ .11	$ .11

Class A Lipper Rankings* - Income Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	92	of	123	75

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable.

Source: Lipper, Inc.

a Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Conservative Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. The difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment*(b) (Adjusted for Sales Charge)
[] Pathway Conservative Portfolio - Class A [] Lehman Aggregate Bond Index+ [] Lehman Aggregate Bond Index (50%), S&P 500 Index (37%), MSCI EAFE Index (3%), 3-month T-Bill (10%)+

Yearly periods ended February 28

Comparative Results* (Adjusted for Sales Charge)
Pathway Conservative Portfolio		1-Year	3-Year	5-Year	Life of Class**
Class A(c)	Growth of $10,000	$8,849	$8,904	$9,176	$10,897
	Average annual total return	-11.51%	-3.80%	-1.70%	1.37%
Class B(c)	Growth of $10,000	$9,053	$9,087	$9,320	$10,964
	Average annual total return	-9.47%	-3.14%	-1.40%	1.47%
Class C(c)	Growth of $10,000	$9,224	$9,154	$9,293	$10,926
	Average annual total return	-7.76%	-2.90%	-1.46%	1.42%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,991	$13,425	$14,424	$15,859
	Average annual total return	9.91%	10.32%	7.60%	7.66%
Lehman Aggregate Bond Index (50%), S&P 500 Index (37%), MSCI EAFE Index (3%), 3-month T-Bill (10%)+	Growth of $10,000	$9,562	$9,931	$11,771	$14,229
	Average annual total return	-4.38%	-.23%	3.32%	5.89%

The growth of $10,000 is cumulative.

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements returns and rankings would have been lower.
** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.
b The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
c Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Conservative Portfolio during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC ("contingent deferred sales charge"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1%. Redemptions on Class C within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
+ The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI EAFE Index is a market-value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Shareholders of the Class A, B and C shares of the portfolio will indirectly bear that portfolio's pro rata share of expenses and fees incurred by the underlying Scudder funds in which the portfolio is invested.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Pathway Moderate Portfolio

Average Annual Total Return* (Unadjusted for Sales Charge)
	6-Month	1-Year	3-Year	5-Year	Life of Class**
Class A(a)	-3.57%	-12.39%	-8.67%	-2.04%	1.24%
Class B(a)	-3.94%	-12.97%	-9.32%	-2.74%	.50%
Class C(a)	-3.95%	-13.07%	-9.35%	-2.77%	.48%
S&P 500 Index+	-7.29%	-22.68%	-13.72%	-2.99%	3.20%
Lehman Aggregate Bond Index+	4.74%	9.91%	10.32%	7.60%	7.66%
S&P 500 Index (50%), Lehman Aggregate Bond Index (35%), MSCI EAFE Index (7%), 3-month T-Bill (5%), Russell 2000 Index (3%)+	-2.71%	-10.25%	-4.88%	1.24%	4.86%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/03	$ 8.94	$ 8.94	$ 8.93
8/31/02	$ 9.38	$ 9.38	$ 9.37
Distribution Information: Six Months: Income Dividends	$ .11	$ .07	$ .07

Class A Lipper Rankings* - Balanced Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	297	of	502	60

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable.

Source: Lipper, Inc.

a Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. The difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment*(b) (Adjusted for Sales Charge)

[] Pathway Moderate Portfolio - Class A

[] S&P 500 Index+
[] Lehman Aggregate Bond Index+
[] S&P 500 Index (50%), Lehman Aggregate Bond Index (35%), MSCI EAFE Index (7%), 3-month T-Bill (5%), Russell 2000 Index (3%)+

Yearly periods ended February 28

Comparative Results* (Adjusted for Sales Charge)
Pathway Moderate Portfolio		1-Year	3-Year	5-Year	Life of Class**
Class A(c)	Growth of $10,000	$8,257	$7,179	$8,504	$10,185
	Average annual total return	-17.43%	-10.46%	-3.19%	.29%
Class B(c)	Growth of $10,000	$8,446	$7,328	$8,635	$10,244
	Average annual total return	-15.54%	-9.84%	-2.89%	.38%
Class C(c)	Growth of $10,000	$8,606	$7,374	$8,605	$10,203
	Average annual total return	-13.94%	-9.66%	-2.96%	.32%
S&P 500 Index+	Growth of $10,000	$7,732	$6,423	$8,592	$12,175
	Average annual total return	-22.68%	-13.72%	-2.99%	3.20%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,991	$13,425	$14,424	$15,859
	Average annual total return	9.91%	10.32%	7.60%	7.66%
S&P 500 Index (50%), Lehman Aggregate Bond Index (35%), MSCI EAFE Index (7%), 3-month T-Bill (5%), Russell 2000 Index (3%)+	Growth of $10,000	$8,975	$8,607	$10,636	$13,397
	Average annual total return	-10.25%	-4.88%	1.24%	4.86%

The growth of $10,000 is cumulative.

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements returns and rankings would have been lower.
** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.
b The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
c Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, ("contingent deferred sales charge"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1%. Redemptions on Class C within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
+ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The MSCI EAFE Index is a market-value-weighted measure of stocks of 46 countries. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2000 small US stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Shareholders of the Class A, B and C shares of the portfolio will indirectly bear that portfolio's pro rata share of expenses and fees incurred by the underlying Scudder funds in which the portfolio is invested.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Pathway Growth Portfolio

Average Annual Total Returns* (Unadjusted for Sales Charge)
	6-Month	1-Year	3-Year	5-Year	Life of Class**
Class A(a)	-6.76%	-19.53%	-14.28%	-2.66%	1.28%
Class B(a)	-7.15%	-20.18%	-14.92%	-3.38%	.52%
Class C(a)	-7.15%	-20.18%	-14.92%	-3.38%	.52%
S&P 500 Index+	-7.29%	-22.68%	-13.72%	-2.99%	3.20%
S&P 500 Index (68%), MSCI EAFE Index (12%), Lehman Aggregate Bond Index (15%), Russell 2000 Index (5%)+	-5.80%	-17.43%	-10.66%	-1.54%	3.38%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/28/03	$ 9.39	$ 9.33	$ 9.33
8/31/02	$ 10.21	$ 10.11	$ 10.11
Distribution Information: Six Months: Income Dividends	$ .13	$ .06	$ .06

Class A Lipper Rankings* - Multi-Cap Core Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	130	of	478	28

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable.

Source: Lipper, Inc.

a Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. The difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment*(b) (Adjusted for Sales Charge)
[] Pathway Growth Portfolio - Class A [] S&P 500 Index+ [] S&P 500 Index (68%), MSCI EAFE Index (12%), Lehman Aggregate Bond Index (15%), Russell 2000 Index (5%)+

Yearly periods ended February 28

Comparative Results* (Adjusted for Sales Charge)
Pathway Growth Portfolio		1-Year	3-Year	5-Year	Life of Class**
Class A(c)	Growth of $10,000	$7,584	$5,936	$8,236	$10,209
	Average annual total return	-24.16%	-15.96%	-3.81%	.33%
Class B(c)	Growth of $10,000	$7,744	$6,053	$8,353	$10,256
	Average annual total return	-22.56%	-15.41%	-3.53%	.40%
Class C(c)	Growth of $10,000	$7,902	$6,098	$8,336	$10,230
	Average annual total return	-20.98%	-15.20%	-3.58%	.36%
S&P 500 Index+	Growth of $10,000	$7,732	$6,423	$8,592	$12,175
	Average annual total return	-22.68%	-13.72%	-2.99%	3.20%
S&P 500 Index (68%), MSCI EAFE Index (12%), Lehman Aggregate Bond Index (15%), Russell 2000 Index (5%)+	Growth of $10,000	$8,257	$7,130	$9,255	$12,269
	Average annual total return	-17.43%	-10.66%	-1.54%	3.38%

The growth of $10,000 is cumulative.

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements returns and rankings would have been lower.
** The Portfolio commenced operations on November 15, 1996. Index comparisons begin November 30, 1996.
b The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
c Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, ("contingent deferred sales charge"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1%. Redemptions on Class C within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
+ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI EAFE Index is a market-value-weighted measure of stocks of 46 countries. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2000 small US stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Returns and rankings may differ by share class.

Shareholders of the Class A, B and C shares of the portfolio will indirectly bear that portfolio's pro rata share of expenses and fees incurred by the underlying Scudder funds in which the portfolio is invested.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Summaries February 28, 2003

Pathway Conservative Portfolio

Asset Allocation	2/28/03	8/31/02

Money Market	5%	6%
Fixed Income	54%	53%
Equity	41%	41%
	100%	100%

Asset Class Ranges

Fixed Income Funds	50-70%
Equity Funds	30-50%

Asset allocation is subject to change.

For more complete details about the fund's investment portfolio, see page 27. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Pathway Moderate Portfolio

Asset Allocation	2/28/03	8/31/02

Money Market	2%	2%
Fixed Income	38%	35%
Equity	60%	63%
	100%	100%

Asset Class Ranges

Fixed Income Funds	30-50%
Equity Funds	50-70%

Asset allocation is subject to change.

For more complete details about the fund's investment portfolio, see page 28. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Pathway Growth Portfolio

Asset Allocation	2/28/03	8/31/02

Money Market	2%	-
Fixed Income	13%	12%
Equity	85%	88%
	100%	100%

Asset Class Ranges

Fixed Income Funds	5-25%
Equity Funds	75-95%

Asset allocation is subject to change.

For more complete details about the fund's investment portfolio, see page 30. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of February 28, 2003 (Unaudited)

Pathway Conservative Portfolio

	Shares	Value ($)

Equity 41.0%
Scudder Capital Growth Fund "I"	68,451	2,163,748
Scudder Contrarian Fund "I"	77,298	1,203,526
Scudder-Dreman High Return Equity Fund "I"	33,685	959,013
Scudder Equity 500 Index Fund "Premier"	253,738	24,295,446
Scudder Growth & Income Fund "Institutional"	265,240	4,092,646
Scudder International Fund "I"	86,406	2,422,821
Scudder International Select Equity Fund "Premier"	81,634	968,179
Scudder Large Company Growth Fund "I"	122,954	2,175,050
Scudder Large Company Value Fund "I"	69,715	1,206,765
Scudder S&P 500 Index Fund "S"	1,581	17,743
Total Equity (Cost $45,188,896)		39,504,937

Fixed Income 53.8%
Scudder Fixed Income Fund "Institutional"	4,306,002	47,753,566
Scudder GNMA Fund "S"	62,051	961,167
Scudder High Income Opportunity Fund "S"	29,682	244,279
Scudder Income Fund "I"	93,054	1,200,403
Scudder Short-Term Bond Fund "S"	157,771	1,681,838
Total Fixed Income (Cost $50,972,587)		51,841,253

Money Market 5.2%
Scudder Cash Investment Trust "S"	511,725	511,725
Scudder Money Market Series "Institutional"	4,554,287	4,554,287
Total Money Market (Cost $5,066,012)		5,066,012
Total Investment Portfolio - 100.0% (Cost $101,227,495) (a)		96,412,202

(a) The cost for federal income tax purposes was $102,822,814. At February 28, 2003, net unrealized depreciation for all securities based on tax cost was $6,410,612. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $848,008 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,258,620.
During the six months ended February 28, 2003, purchases and sales of investment securities (excluding money market investments) aggregated $84,011,216 and $84,163,274, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of February 28, 2003 (Unaudited)

Pathway Moderate Portfolio

	Shares	Value ($)

Equity 59.9%
Scudder 21st Century Growth Fund "I"	47,312	442,836
Scudder Capital Growth Fund "I"	116,885	3,694,733
Scudder Contrarian Fund "I"	265,210	4,129,315
Scudder Emerging Markets Growth Fund "S"	77	685
Scudder Equity 500 Index Fund "Premier"	629,310	60,256,385
Scudder Growth and Income Fund "Institutional"	656,613	10,131,542
Scudder International Equity Fund "Institutional"	559,301	4,150,015
Scudder International Fund "I"	231,639	6,495,169
Scudder International Select Equity Fund "Premier"	195,688	2,320,863
Scudder Large Company Growth Fund "I"	313,220	5,540,862
Scudder Large Company Value Fund "I"	186,379	3,226,220
Scudder S&P 500 Index Fund "S"	652	7,315
Scudder Select 500 Fund "S"	277,292	2,304,295
Scudder Small Cap Fund "Investment"	57,838	935,248
Scudder Small Company Stock Fund "S"	86,225	1,375,285
Scudder Small Company Value Fund "S"	109,028	1,831,662
Scudder-Dreman High Return Equity Fund "I"	80,387	2,288,626
Scudder-Dreman Small Cap Value Fund "I"	50,004	914,565
Total Equity (Cost $127,100,382)		110,045,621

Fixed Income 38.2%
Scudder Fixed Income Fund "Institutional"	6,300,108	69,868,202
Scudder GNMA Fund "S"	4,133	64,021
Scudder High Income Opportunity Fund "S"	22,258	183,187
Scudder Income Fund "I"	5,274	68,036
Scudder Short-Term Bond Fund "S"	6,397	68,195
Total Fixed Income (Cost $69,000,394)		70,251,641

Money Market 1.9%
Scudder Cash Investment Trust "S"	756,718	756,718
Scudder Money Market Series "Institutional"	2,743,583	2,743,583
Total Money Market (Cost $3,500,301)		3,500,301
Total Investment Portfolio - 100.0% (Cost $199,601,077) (a)		183,797,563

(a) The cost for federal income tax purposes was $201,986,385. At February 28, 2003, net unrealized depreciation for all securities based on tax cost was $18,188,822. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,246,474 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,435,296.
During the six months ended February 28, 2003, purchases and sales of investment securities (excluding money market investments) aggregated $167,552,055 and $184,955,091, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of February 28, 2003 (Unaudited)

Pathway Growth Portfolio

	Shares	Value ($)

Equity 85.5%
Scudder 21st Century Growth Fund "I"	86,035	805,286
Scudder Capital Growth Fund "I"	51,432	1,625,757
Scudder Contrarian Fund "I"	362,021	5,636,671
Scudder Emerging Markets Growth Fund "S"	18,047	160,079
Scudder Equity 500 Index Fund "Premier"	724,162	69,338,474
Scudder Global Fund "S"	341	5,822
Scudder Growth & Income Fund "Institutional"	628,377	9,695,857
Scudder International Equity Fund "Institutional"	1,002,868	7,441,282
Scudder International Fund "I"	307,635	8,626,094
Scudder International Select Equity Fund "Premier"	273,750	3,246,677
Scudder Large Company Growth Fund "I"	640,954	11,338,469
Scudder Large Company Value Fund "I"	559,834	9,690,732
Scudder S&P 500 Index Fund "S"	7,476	83,880
Scudder Small Cap Fund "Investment"	74,593	1,206,161
Scudder Small Company Stock Fund "S"	201,688	3,216,922
Scudder Small Company Value Fund "S"	95,566	1,605,514
Scudder-Dreman High Return Equity Fund "I"	112,946	3,215,565
Scudder-Dreman Small Cap Value Fund "I"	65,958	1,206,368
Total Equity (Cost $160,791,543)		138,145,610

Fixed Income 13.0%
Scudder Emerging Markets Income Fund "S"	1,308	11,219
Scudder Fixed Income Fund "Institutional"	1,827,497	20,266,941
Scudder GNMA Fund "S"	3,078	47,672
Scudder High Income Opportunity Fund "S"	78,304	644,442
Scudder Income Fund "I"	6,274	80,930
Total Fixed Income (Cost $20,739,362)		21,051,204

Money Market 1.5%
Scudder Cash Investment Trust "S"	803,281	803,281
Scudder Money Market Series "Institutional"	1,610,000	1,610,000
Total Money Market (Cost $2,413,281)		2,413,281
Total Investment Portfolio - 100.0% (Cost $183,944,186) (a)		161,610,095

(a) The cost for federal income tax purposes was $188,105,134. At February 28, 2003, net unrealized depreciation for all securities based on tax cost was $26,495,039. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $332,112 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,827,151.
During the six months ended February 28, 2003, purchases and sales of investment securities (excluding money market investments) aggregated $131,570,873 and $141,745,000, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of February 28, 2003 (Unaudited)
Assets	Pathway Conservative Portfolio	Pathway Moderate Portfolio	Pathway Growth Portfolio
Investments in securities, at value (for cost, see accompanying investment portfolios)	$ 96,412,202	$ 183,797,563	$ 161,610,095
Receivable for investments sold	1,265,000	6,060,000	8,160,000
Interest receivable	176,310	256,741	83,632
Receivable for Portfolio shares sold	58,724	100,495	123,692
Total assets	97,912,236	190,214,799	169,977,419
Liabilities
Payable for investments purchased	1,484,807	6,060,000	8,247,874
Payable for Portfolio shares redeemed	23,730	169,246	266,630
Other accrued expenses and payables	4,741	11,614	16,966
Total liabilities	1,513,278	6,240,860	8,531,470
Net assets, at value	$ 96,398,958	$ 183,973,939	$ 161,445,949
Net Assets
Net assets consist of: Undistributed net investment income	487,348	928,379	1,435,333
Net unrealized appreciation (depreciation) on investments	(4,815,293)	(15,803,514)	(22,334,091)
Accumulated net realized gain (loss)	(19,464,719)	(66,747,575)	(71,412,578)
Paid-in capital	120,191,622	265,596,649	253,757,285
Net assets, at value	$ 96,398,958	$ 183,973,939	$ 161,445,949

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 28, 2003 (Unaudited) (continued)
Net Asset Value	Pathway Conservative Portfolio	Pathway Moderate Portfolio	Pathway Growth Portfolio
Class AARP Net assets applicable to shares outstanding	$ 42,770,661	$ 3,012,145	$ 52,661,834
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,255,255	337,419	5,605,049
Net Asset Value, offering and redemption price per share	$ 10.05	$ 8.93	$ 9.40
Class S Net assets applicable to shares outstanding	$ 38,778,951	$ 144,540,912	$ 79,749,559
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,858,537	16,185,693	8,487,962
Net Asset Value, offering and redemption price per share	$ 10.05	$ 8.93	$ 9.40
Class A Net assets applicable to shares outstanding	$ 10,643,684	$ 25,874,515	$ 18,123,015
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,058,991	2,894,701	1,930,618
Net Asset Value and redemption price per share	$ 10.05	$ 8.94	$ 9.39
Maximum offering price per share (100 / 94.25 of net asset value)	$ 10.66	$ 9.49	$ 9.96
Class B Net assets applicable to shares outstanding	$ 2,632,585	$ 7,465,461	$ 7,985,809
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	261,786	835,116	856,276
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 10.06	$ 8.94	$ 9.33
Class C Net assets applicable to shares outstanding	$ 1,573,077	$ 3,080,906	$ 2,925,732
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	156,533	345,005	313,673
Net Asset Value, redemption price (subject to contingent deferred sales charge) per share	$ 10.05	$ 8.93	$ 9.33
Maximum offering price per share (100 / 99 of net asset value)	$ 10.15	$ 9.02	$ 9.42

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 28, 2003 (Unaudited)
Investment Income	Pathway Conservative Portfolio	Pathway Moderate Portfolio	Pathway Growth Portfolio
Income: Income distributions from Underlying Funds	$ 1,585,883	$ 2,796,847	$ 1,783,609
Expenses: Distribution service fees	29,843	77,754	77,205
Net investment income	1,556,040	2,719,093	1,706,404
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(9,603,937)	(27,396,126)	(44,791,775)
Capital gain distributions from Underlying Funds	25,348	381,987	280,940
	(9,578,589)	(27,014,139)	(44,510,835)
Net unrealized appreciation (depreciation) during the period on investments	7,100,268	17,152,043	30,595,965
Net gain (loss) on investment transactions	(2,478,321)	(9,862,096)	(13,914,870)
Net increase (decrease) in net assets resulting from operations	$ (922,281)	$ (7,143,003)	$ (12,208,466)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Pathway Conservative Portfolio
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002
Operations: Net investment income	$ 1,556,040	$ 3,794,339
Net realized gain (loss) on investment transactions	(9,578,589)	(7,075,957)
Net unrealized appreciation (depreciation) on investment transactions during the period	7,100,268	(2,898,281)
Net increase (decrease) in net assets resulting from operations	(922,281)	(6,179,899)
Distributions to shareholders from: Net investment income: Class AARP	(723,462)	(2,028,374)
Class S	(631,697)	(1,524,847)
Class A	(148,484)	(330,782)
Class B	(27,243)	(56,742)
Class C	(15,210)	(33,766)
Portfolio share transactions: Proceeds from shares sold	12,931,261	24,480,673
Reinvestment of distributions	1,411,069	3,606,854
Cost of shares redeemed	(15,441,299)	(30,841,148)
Net increase (decrease) in net assets from Portfolio share transactions	(1,098,969)	(2,753,621)
Increase (decrease) in net assets	(3,567,346)	(12,908,031)
Net assets at beginning of period	99,966,304	112,874,335
Net assets at end of period (including undistributed net investment income of $487,348 and $477,404, respectively)	$ 96,398,958	$ 99,966,304

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Pathway Moderate Portfolio
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002
Operations: Net investment income	$ 2,719,093	$ 6,082,495
Net realized gain (loss) on investment transactions	(27,014,139)	(29,170,842)
Net unrealized appreciation (depreciation) on investment transactions during the period	17,152,043	(3,899,838)
Net increase (decrease) in net assets resulting from operations	(7,143,003)	(26,988,185)
Distributions to shareholders from: Net investment income: Class AARP	(38,523)	(94,806)
Class S	(2,091,770)	(5,616,490)
Class A	(266,497)	(497,804)
Class B	(59,528)	(131,366)
Class C	(22,588)	(44,176)
Portfolio share transactions: Proceeds from shares sold	26,434,770	65,311,177
Reinvestment of distributions	2,465,957	6,368,383
Cost of shares redeemed	(47,009,183)	(94,973,071)
Net increase (decrease) in net assets from Portfolio share transactions	(18,108,456)	(23,293,511)
Increase (decrease) in net assets	(27,730,365)	(56,666,338)
Net assets at beginning of period	211,704,304	268,370,642
Net assets at end of period (including undistributed net investment income of $928,379 and $688,192, respectively)	$ 183,973,939	$ 211,704,304

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Pathway Growth Portfolio
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002
Operations: Net investment income	$ 1,706,404	$ 2,483,504
Net realized gain (loss) on investment transactions	(44,510,835)	(24,286,281)
Net unrealized appreciation (depreciation) on investment transactions during the period	30,595,965	(16,184,901)
Net increase (decrease) in net assets resulting from operations	(12,208,466)	(37,987,678)
Distributions to shareholders from: Net investment income: Class AARP	(914,847)	(745,393)
Class S	(1,377,450)	(976,537)
Class A	(248,523)	(176,769)
Class B	(50,140)	(59,307)
Class C	(18,147)	(19,248)
Net realized gains: Class AARP	-	(1,795,744)
Class S	-	(2,353,007)
Class A	-	(455,393)
Class B	-	(202,021)
Class C	-	(65,922)
Portfolio share transactions: Proceeds from shares sold	17,197,725	66,834,418
Reinvestment of distributions	2,569,284	6,761,267
Cost of shares redeemed	(27,733,137)	(81,636,594)
Net increase (decrease) in net assets from Portfolio share transactions	(7,966,128)	(8,040,909)
Increase (decrease) in net assets	(22,783,701)	(52,877,928)
Net assets at beginning of period	184,229,650	237,107,578
Net assets at end of period (including undistributed net investment income of $1,435,333 and $2,338,036, respectively)	$ 161,445,949	$ 184,229,650

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Pathway Conservative Portfolio - Class A
Years Ended August 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[c]	.15	.36	.27
Net realized and unrealized gain (loss) on investment transactions	(.25)	(.99)	(.69)
Total from investment operations	(.10)	(.63)	(.42)
Less distributions from: Net investment income	(.15)	(.38)	(.20)
Net asset value, end of period	$ 10.05	$ 10.30	$ 11.31
Total Return (%)[d]	(.95)f**	(5.73)	(3.51)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	10	8
Ratio of expenses (%)[e]	.22*	.23	.25*
Ratio of net investment income (%)	3.05*	3.32	3.43*
Portfolio turnover rate (%)	93**	36	40
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class B
Years Ended August 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.31	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[c]	.12	.28	.23
Net realized and unrealized gain (loss) on investment transactions	(.26)	(.99)	(.69)
Total from investment operations	(.14)	(.71)	(.46)
Less distributions from: Net investment income	(.11)	(.29)	(.16)
Net asset value, end of period	$ 10.06	$ 10.31	$ 11.31
Total Return (%)[d]	(1.33)f**	(6.36)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2	2
Ratio of expenses (%)[e]	.98*	.95	1.00*
Ratio of net investment income (%)	2.29*	2.60	2.68*
Portfolio turnover rate (%)	93**	36	40
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class C
Years Ended August 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[c]	.12	.27	.23
Net realized and unrealized gain (loss) on investment transactions	(.26)	(.99)	(.69)
Total from investment operations	(.14)	(.72)	(.46)
Less distributions from: Net investment income	(.11)	(.29)	(.16)
Net asset value, end of period	$ 10.05	$ 10.30	$ 11.31
Total Return (%)[d]	(1.33)f**	(6.45)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	1	1
Ratio of expenses (%)[e]	.98*	.97	1.00*
Ratio of net investment income (%)	2.29*	2.58	2.68*
Portfolio turnover rate (%)	93**	36	40
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class A
Years Ended August 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.38	$ 10.77	$ 12.04
Income (loss) from investment operations: Net investment income[c]	.12	.24	.17
Net realized and unrealized gain (loss) on investment transactions	(.45)	(1.39)	(1.31)
Total from investment operations	(.33)	(1.15)	(1.14)
Less distributions from: Net investment income	(.11)	(.24)	(.13)
Net asset value, end of period	$ 8.94	$ 9.38	$ 10.77
Total Return (%)[d]	(3.57)f**	(10.83)	(9.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	23	15
Ratio of expenses (%)[e]	.21*	.22	.25*
Ratio of net investment income (%)	2.62*	2.31	2.26*
Portfolio turnover rate (%)	85**	57	58
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class B
Years Ended August 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.38	$ 10.76	$ 12.04
Income (loss) from investment operations: Net investment income[c]	.08	.17	.13
Net realized and unrealized gain (loss) on investment transactions	(.45)	(1.38)	(1.32)
Total from investment operations	(.37)	(1.21)	(1.19)
Less distributions from: Net investment income	(.07)	(.17)	(.09)
Net asset value, end of period	$ 8.94	$ 9.38	$ 10.76
Total Return (%)[d]	(3.94)g**	(11.42)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	8	8
Ratio of expenses (%)[e]	1.00*	.90[f]	1.00*
Ratio of net investment income (%)	1.83*	1.63	1.51*
Portfolio turnover rate (%)	85**	57	58
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Income with Growth Portfolio, the Farmers Balanced Portfolio and the Farmers Growth with Income Portfolio. The ratio without this reduction was .93%.
[g] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class C
Years Ended August 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.37	$ 10.76	$ 12.04
Income (loss) from investment operations: Net investment income[c]	.08	.16	.13
Net realized and unrealized gain (loss) on investment transactions	(.45)	(1.38)	(1.32)
Total from investment operations	(.37)	(1.22)	(1.19)
Less distributions from: Net investment income	(.07)	(.17)	(.09)
Net asset value, end of period	$ 8.93	$ 9.37	$ 10.76
Total Return (%)[d]	(3.95)f**	(11.51)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	3
Ratio of expenses (%)[e]	.99*	1.00	1.00*
Ratio of net investment income (%)	1.84*	1.53	1.51*
Portfolio turnover rate (%)	85**	57	58
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class A
Years Ended August 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.21	$ 12.61	$ 14.55
Income (loss) from investment operations: Net investment income[c]	.09	.12	.08
Net realized and unrealized gain (loss) on investment transactions	(.78)	(2.15)	(2.02)
Total from investment operations	(.69)	(2.03)	(1.94)
Less distributions from: Net investment income	(.13)	(.10)	-
Net realized gains on investment transactions	-	(.27)	-
Total distributions	(.13)	(.37)	-
Net asset value, end of period	$ 9.39	$ 10.21	$ 12.61
Total Return (%)[d]	(6.76)f**	(16.61)	(13.33)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	18	18
Ratio of expenses (%)[e]	.25*	.21	.25*
Ratio of net investment income (%)	1.83*	1.00	.81*
Portfolio turnover rate (%)	77**	44	29
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class B
Years Ended August 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations: Net investment income[c]	.06	.03	.03
Net realized and unrealized gain (loss) on investment transactions	(.78)	(2.12)	(2.03)
Total from investment operations	(.72)	(2.09)	(2.00)
Less distributions from: Net investment income	(.06)	(.08)	-
Net realized gains on investment transactions	-	(.27)	-
Total distributions	(.06)	(.35)	-
Net asset value, end of period	$ 9.33	$ 10.11	$ 12.55
Total Return (%)[d]	(7.15)g**	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	9
Ratio of expenses (%)[e]	1.00*	.93[f]	1.00*
Ratio of net investment income (%)	1.08*	.28	.06*
Portfolio turnover rate (%)	77**	44	29
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Growth Portfolio. The ratio without this reduction was .95%.
[g] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class C
Years Ended August 31,	2003[a]	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations: Net investment income[c]	.06	.03	.03
Net realized and unrealized gain (loss) on investment transactions	(.78)	(2.12)	(2.03)
Total from investment operations	(.72)	(2.09)	(2.00)
Less distributions from: Net investment income	(.06)	(.08)	-
Net realized gains on investment transactions	-	(.27)	-
Total distributions	(.06)	(.35)	-
Net asset value, end of period	$ 9.33	$ 10.11	$ 12.55
Total Return (%)[d]	(7.15)f**	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	3
Ratio of expenses (%)[e]	1.00*	.95	1.00*
Ratio of net investment income (%)	1.08*	.26	.06*
Portfolio turnover rate (%)	77**	44	29
[a] For the six months ended February 28, 2003 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The Portfolio does not directly bear any fees or expenses other than distribution/service fee. However the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[f] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
* Annualized
** Not annualized.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios (the "Portfolios") are each a diversified series of Scudder Pathway Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Portfolios invest primarily in existing Scudder Funds (the "Underlying Scudder Funds"). Each Underlying Scudder Fund's accounting policies are outlined in the Underlying Scudder Fund's financial statements and are available upon request.

Each Portfolio offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to a 1% initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares of each Portfolio are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Certain detailed information for the Class A, B and C shares is provided separately and is available upon request.Certain detailed information for the Class AARP and S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Portfolio have equal rights with respect to voting subject to class-specific arrangements.

The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments in the Underlying Scudder Funds are valued at the net asset value per share of each Underlying Scudder Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Portfolio is treated as a single corporate taxpayer. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provisions were required.

At August 31, 2002, the Pathway Conservative Portfolio had a net tax basis capital loss carryforward of approximately $3,771,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($3,000), August 31, 2009 ($886,000), and August 31, 2010 ($2,882,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2001 through August 31, 2002, the Pathway Conservative Portfolio incurred approximately $2,290,000 of net realized capital losses. As permitted by tax regulations the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2003.

At August 31, 2002, the Pathway Moderate Portfolio had a net tax basis capital loss carryforward of approximately $19,123,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($7,000), August 31, 2009 ($946,000) and August 31, 2010 ($18,170,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2001 through August 31, 2002, the Pathway Moderate Portfolio incurred approximately $13,700,625 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2003.

At August 31, 2002, the Pathway Growth Portfolio had a net tax basis capital loss carryforward of approximately $1,376,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2010, the expiration date, whichever occurs first.

In addition, from November 1, 2001 through August 31, 2002, the Pathway Growth Portfolio incurred approximately $17,575,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2003.

Distribution of Income and Gains. Distributions of net investment income from Pathway Conservative and Pathway Moderate Portfolios, if any, are made quarterly. Distributions of net investment income from Pathway Growth Portfolio, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At August 31, 2002 the Pathway Conservative Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 477,404
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (3,771,000)
Net unrealized appreciation (depreciation) on investments	$ (15,740,664)

In addition, during the year ended August 31, 2002 the tax character of distributions paid to shareholders by the Pathway Conservative Portfolio is summarized as follows:

Distributions from ordinary income*	$ 3,974,511

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.
The tax character of current year distributions will be determined at the end of the current fiscal year.

At August 31, 2002 the Pathway Moderate Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 688,192
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (19,123,000)
Net unrealized appreciation (depreciation) on investments	$ (39,842,642)

In addition, during the year ended August 31, 2002 the tax character of distributions paid to shareholders by the Pathway Moderate Portfolio is summarized as follows:

Distributions from ordinary income*	$ 6,384,642

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions will be determined at the end of the current fiscal year.

At August 31, 2002 the Pathway Growth Portfolio's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 2,338,036
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (1,376,000)
Net unrealized appreciation (depreciation) on investments	$ (60,880,597)

In addition, during the year ended August 31, 2002 the tax character of distributions paid to shareholders by the Pathway Growth Portfolio is summarized as follows:

Distributions from ordinary income*	$ 1,977,254
Distributions from long-term capital gains	$ 4,872,087

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.
The tax character of current year distributions will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Scudder Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Management Agreement (the "Management Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Advisor has agreed not to be paid a management fee for performing its services for the Portfolios. However, the Advisor will receive management fees from managing the Underlying Scudder Funds in which each Portfolio invests.

The Portfolios do not invest in the Underlying Scudder Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Scudder Fund's net assets. At February 28, 2003, the Pathway Conservative Portfolio did not hold more than 5% of the Underlying Scudder Funds' outstanding shares. At February 28, 2003, the Pathway Moderate Portfolio held the following Underlying Scudder Funds' outstanding shares: approximately 7% of the Scudder Fixed Income Fund. At February 28, 2003, the Pathway Growth Portfolio did not hold more than 5% of the Underlying Scudder Funds' outstanding shares.

Administrative Fee. Under the Administrative Agreements (the "Administrative Agreements"), the Advisor provides or pays others to provide substantially all of the administrative services required by each Portfolio.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to each Portfolio under the Administrative Agreements. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for each Portfolio and maintains the accounting records of each Portfolio. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of each Portfolio. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of each Portfolio. Scudder Trust Company, also an affiliate of the Advisor, provides subaccounting and record keeping services for the shareholders in certain retirement and employee benefit plans. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to each Portfolio under the Administrative Agreements. The Advisor pays the service providers for the provision of their services to each Portfolio and pays other Portfolio expenses, including insurance, registration, printing, postage and other costs.

Each Portfolio does not directly bear any fees or expenses other than distribution service fees on Class A, B and C shares. Shareholders of each Portfolio will still indirectly bear their fair and proportionate share of the cost of operating the Underlying Scudder Funds in which each Portfolio invests because each Portfolio, as a shareholder of the Underlying Scudder Funds, will bear its proportionate share of any fees and expense paid by the Underlying Scudder Funds.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 28, 2003, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 28, 2003
Pathway Conservative Portfolio
Class B	$ 9,276	$ 1,546
Class C	5,147	935
	$ 14,423	$ 2,481
Pathway Moderate Portfolio
Class B	$ 28,727	$ 4,326
Class C	11,048	1,771
	$ 39,775	$ 6,097
Pathway Growth Portfolio
Class B	$ 30,454	$ 4,859
Class C	10,748	1,735
	$ 41,202	$ 6,594

In addition, SDI provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2003, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at February 28, 2003	Effective Rate
Pathway Conservative Portfolio
Class A	$ 10,977	$ 1,557.22%
Class B	2,863	441.23%
Class C	1,580	262.23%
	$ 15,420	$ 2,260
Pathway Moderate Portfolio
Class A	$ 24,887	$ 3,317.21%
Class B	9,484	1,550.25%
Class C	3,608	650.24%
	$ 37,979	$ 5,517
Pathway Growth Portfolio
Class A	$ 22,315	$ 5,253.25%
Class B	10,112	4,339.25%
Class C	3,576	780.25%
	$ 36,003	$ 10,372

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2003 for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios aggregated $1,473, $2,628 and $1,879, respectively. Underwriting commissions paid in connection with the distribution of Class C shares for the six months ended February 28, 2003 for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios aggregated $13, $0 and $0, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 28, 2003, the CDSC for Class B and Class C shares aggregated $5,394, $15,398 and $14,719, respectively, for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios.

C. Lines of Credit

The Portfolios and several other affiliated Funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

D. Share Transactions

Pathway Conservative Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended February 28, 2003		Year Ended August 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	112,512	$ 1,156,321	238,557	$ 2,647,264
Class S	757,931	7,752,183	1,196,815	13,048,945
Class A	252,811	2,563,266	614,393	6,725,925
Class B	89,929	911,218	124,608	1,353,340
Class C	54,211	548,273	64,701	705,199
		$ 12,931,261		$ 24,480,673
Shares issued to shareholders in reinvestment of distributions
Class AARP	59,131	$ 592,534	153,773	$ 1,671,871
Class S	62,798	628,760	139,638	1,516,749
Class A	14,733	147,640	30,283	329,085
Class B	2,682	26,926	5,168	56,203
Class C	1,515	15,209	3,031	32,946
		$ 1,411,069		$ 3,606,854
Shares redeemed
Class AARP	(485,146)	$ (4,942,263)	(1,145,258)	$ (12,395,671)
Class S	(804,985)	(8,180,166)	(1,206,113)	(13,176,334)
Class A	(143,192)	(1,451,652)	(388,707)	(4,170,448)
Class B	(62,171)	(628,424)	(50,473)	(538,567)
Class C	(23,586)	(238,794)	(51,780)	(560,128)
		$ (15,441,299)		$ (30,841,148)
Net increase (decrease)
Class AARP	(313,503)	$ (3,193,408)	(752,928)	$ (8,076,536)
Class S	15,744	200,777	130,340	1,389,360
Class A	124,352	1,259,254	255,969	2,884,562
Class B	30,440	309,720	79,303	870,976
Class C	32,140	324,688	15,952	178,017
		$ (1,098,969)		$ (2,753,621)

Pathway Moderate Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended February 28, 2003		Year Ended August 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	64,926	$ 581,900	176,248	$ 1,833,680
Class S	1,681,076	15,338,491	3,916,369	40,307,762
Class A	920,821	8,442,865	1,853,595	18,918,635
Class B	147,282	1,341,546	231,305	2,380,339
Class C	80,014	729,968	181,011	1,870,761
		$ 26,434,770		$ 65,311,177
Shares issued to shareholders in reinvestment of distributions
Class AARP	3,779	$ 33,924	8,608	$ 88,316
Class S	232,412	2,086,397	547,615	5,613,449
Class A	29,448	264,879	48,063	494,086
Class B	6,458	58,200	12,505	128,448
Class C	2,505	22,557	4,296	44,084
		$ 2,465,957		$ 6,368,383
Shares redeemed
Class AARP	(86,442)	$ (782,878)	(227,862)	$ (2,356,203)
Class S	(4,350,748)	(39,719,978)	(7,977,387)	(81,149,277)
Class A	(517,561)	(4,730,995)	(838,526)	(8,449,272)
Class B	(139,261)	(1,273,212)	(188,009)	(1,903,464)
Class C	(55,327)	(502,120)	(107,776)	(1,114,855)
		$ (47,009,183)		$ (94,973,071)
Net increase (decrease)
Class AARP	(17,737)	$ (167,054)	(43,006)	$ (434,207)
Class S	(2,437,260)	(22,295,090)	(3,513,403)	(35,228,066)
Class A	432,708	3,976,749	1,063,132	10,963,449
Class B	14,479	126,534	55,801	605,323
Class C	27,192	250,405	77,531	799,990
		$ (18,108,456)		$ (23,293,511)

Pathway Growth Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended February 28, 2003		Year Ended August 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	99,955	$ 1,002,038	360,832	$ 4,236,651
Class S	971,546	9,572,165	3,844,567	45,619,249
Class A	478,952	4,708,660	1,046,261	12,137,172
Class B	125,505	1,218,927	271,088	3,164,493
Class C	71,733	695,935	144,808	1,676,853
		$ 17,197,725		$ 66,834,418
Shares issued to shareholders in reinvestment of distributions
Class AARP	90,252	$ 879,949	200,186	$ 2,464,295
Class S	140,822	1,373,014	269,394	3,318,875
Class A	25,152	248,250	51,374	631,891
Class B	5,146	49,924	21,327	261,041
Class C	1,871	18,147	6,958	85,165
		$ 2,569,284		$ 6,761,267
Shares redeemed
Class AARP	(662,849)	$ (6,470,321)	(1,737,540)	$ (19,975,883)
Class S	(1,652,885)	(16,218,607)	(4,206,725)	(49,614,021)
Class A	(359,748)	(3,550,164)	(760,209)	(8,652,415)
Class B	(106,410)	(1,030,897)	(196,790)	(2,258,035)
Class C	(48,271)	(463,148)	(96,976)	(1,136,240)
		$ (27,733,137)		$ (81,636,594)
Net increase (decrease)
Class AARP	(472,642)	$ (4,588,334)	(1,176,522)	$ (13,274,937)
Class S	(540,517)	(5,273,428)	(92,764)	(675,897)
Class A	144,356	1,406,746	337,426	4,116,648
Class B	24,241	237,954	95,625	1,167,499
Class C	25,333	250,934	54,790	625,778
		$ (7,966,128)		$ (8,040,909)

Investment Products and Services

Scudder Funds
Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund*

Scudder Global Biotechnology Fund*

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund*

Scudder Mid Cap Fund*

Scudder Small Cap Fund*

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund*

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors
Equity Partners Fund*

Scudder Gold & Precious Metals Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Asset Management Fund*

Scudder Flag Investors Value Builder Fund*

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund*

Scudder Lifecycle Long Range Fund*

Scudder Lifecycle Short Range Fund*

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund*

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund*

Scudder International Select Equity Fund*

Scudder Japanese Equity Fund*

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund*

Scudder High Income Plus Fund*,**

Scudder High Income Fund***

Scudder High Income
Opportunity Fund****

Scudder Income Fund

Scudder PreservationPlus Fund*

Scudder PreservationPlus Income Fund*

Scudder Short Duration Fund*,*****,+

Scudder Short-Term Bond Fund

Scudder Short-Term Fixed Income Fund*

Scudder Short-Term Municipal
Bond Fund*,+

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.
** Formerly Deutsche High Yield Bond Fund
*** Formerly Scudder High Yield Fund
**** Formerly Scudder High Yield Opportunity Fund
***** Formerly Deutsche Short-Term Fixed Income Fund
+ Class A, B and C shares available on February 28, 2003

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund*

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund*

Index-Related Funds

Scudder EAFE ® Equity Index Fund*

Scudder Equity 500 Index Fund*

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund*

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Germany Fund, Inc.

The New Germany Fund, Inc.

The Central European Equity Fund, Inc.

* On August 19, 2002, these funds changed their names from Deutsche to Scudder.

Note: Not all funds are available in all share classes. Consult your advisor for details.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Ropes & Gray

One International Place Boston, MA 02110
Shareholder Service Agent and Transfer Agent

Scudder Investments Service Company

P.O. Box 219151 Kansas City, MO 64121
Custodian

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Accountants

PricewaterhouseCoopers LLP

160 Federal Street Boston, MA 02110
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1048

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

Notes

Notes

Notes